Borrowings	6 Months Ended
Jun. 30, 2014
BORROWINGS [Abstract]
BORROWINGS
NOTE 5: BORROWINGS

          Borrowings, as of June 30, 2014 and December 31, 2013, consisted of the following:

Facility	June 30, 2014	December 31, 2013
Secured credit facilities	$ 249,218	$ 217,565
2019 Notes	350,000	350,000
2022 Notes	650,000	650,000
2019 Logistics Senior Notes	—	290,000
2022 Logistics Senior Notes	375,000	—
Navios Logistics other long-term loans	494	528
Total borrowings	1,624,712	1,508,093
Plus: unamortized premium	—	3,156
Less: current portion	(22,261)	(19,261)
Total long-term borrowings	$ 1,602,451	$ 1,491,988

      Secured credit facilities

      On December 20, 2013, Navios Asia entered into a facility with Crédit Agricole Corporate and Investment Bank for an amount of up to $22,500 in two equal tranches in order to finance the acquisition of the N Amalthia, which was delivered in October 2013, and the N Bonanza, which was delivered in January 2014. The two tranches bear interest at a rate of LIBOR plus 300 basis points. During the first quarter of 2014, Navios Asia had drawn the second tranche of $11,250 in order to finance the acquisition of N Bonanza, which is repayable in ten equal semi-annual installments of $563, with a final balloon payment of $5,625 on the last repayment date.

      On June 27, 2014, Navios Holdings refinanced its existing facility with DVB Bank SE, Crédit Agricole Corporate and Investment Bank and Norddeutsche Landesbank Girozentrale, entering into a new tranche for an amount of $30,000 in order to finance the acquisition of the Navios Gem, which was delivered in June 2014. The loan bears interest at a rate of LIBOR plus 275 basis points. As of June 30, 2014, the Company had drawn the entire available amount under the new tranche facility, which is repayable in 24 quarterly installments of $469, with a final balloon payment of $18,750 on the last repayment date.

      During the six month period ended June 30, 2014, the Company paid an amount of $9,596 relating to scheduled repayment installments.

                  As of June 30, 2014, the Company had secured credit facilities with various banks with a total outstanding balance of $249,218. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. Dollars and bear interest based on LIBOR plus spread ranging from 2.25% to 3.60% per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from September 2018 to May 2022. See also the maturity table included below.

      Amounts drawn under the facilities are secured by first priority mortgages on Navios Holdings' vessels and other collateral.

      The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2019 Notes and the 2022 Notes. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.

      As of June 30, 2014, the Company was in compliance with all of the covenants under each of its credit facilities.

      Senior Notes

      In December 2006, the Company issued $300,000 in senior notes at a fixed rate of 9.5% due on December 15, 2014 (the “2014 Notes”). On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “2019 Co-Issuers”) completed the sale of $350,000 of 8.125% Senior Notes due 2019 (the “2019 Notes”). The net proceeds from the sale of the 2019 Notes were used to redeem any and all of Navios Holdings' outstanding 2014 Notes and pay related transaction fees and expenses and for general corporate purposes.

      The 2019 Notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2019 Notes. The 2019 Co-Issuers have the option to redeem the 2019 Notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. In addition, upon the occurrence of certain change of control events, the holders of the 2019 Notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the 2019 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

      The 2019 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of June 30, 2014.

      Ship Mortgage Notes

      In November 2009, the Company and its wholly-owned subsidiary, Navios Maritime Finance (US) Inc. (together, the “Mortgage Notes Co- Issuers”) issued $400,000 of first priority ship mortgage notes due on November 1, 2017 at a fixed rate of 8.875% (the “2017 Notes”). In July 2012, the Mortgage Notes Co- Issuers issued an additional $88,000 of the 2017 Notes at par value. On November 29, 2013, Navios Holdings completed the sale of $650,000 of its 7.375% First Priority Ship Mortgage Notes due 2022 (the “2022 Notes”). The net proceeds of the offering of the 2022 Notes have been used: (i) to repay in full the 2017 Notes; and (ii) to repay in full indebtedness of $123,257 relating to six vessels added as collateral under the 2022 Notes. The remainder has been used for general corporate purposes.

      The 2022 Notes are senior obligations of Navios Holdings and Navios Maritime Finance II (US) Inc. (the “2022 Co- Issuers”) and are secured by first priority ship mortgages on 23 drybulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. The 2022 Notes are unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes and Navios Maritime Finance II (US) Inc. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time (i) before January 15, 2017, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (ii) on or after January 15, 2017, at a fixed price of 105.531%, which price declines ratably until it reaches par in 2020.

      Furthermore, upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2022 Co-Issuers were in compliance with the covenants as of June 30, 2014.

      2019 Logistics Senior Notes

      On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together, the “Logistics Co-Issuers”) issued $200,000 in aggregate principal amount of senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Existing 2019 Logistics Senior Notes”). On March 12, 2013, the Logistics Co-Issuers issued $90,000 in aggregate principal amount of 9.25% Logistics Senior Notes due 2019 (the “Additional 2019 Logistics Senior Notes”, and together with the Existing 2019 Logistics Senior Notes, the “2019 Logistics Senior Notes”) at a premium, with a price of 103.750%.

      On May 5, 2014, the Logistics Co-Issuers completed a cash tender offer (the “ Tender Offer”) and related solicitation of consents for certain proposed amendments to the indenture governing the 2019 Logistics Senior Notes, for a total amount of $305,558 including $22,153 of tender premium fees, for any and all of their outstanding 2019 Logistics Senior Notes. After the purchase by the Logistics Co-Issuers of all of the 2019 Logistics Senior Notes validly tendered and not validly withdrawn prior to the consent payment deadline, $6,595 in aggregate principal amount of the 2019 Logistics Senior Notes remained outstanding. On May 22, 2014, the Logistics Co-Issuers also redeemed for cash all 2019 Logistics Senior Notes that remained outstanding after the completion of the Tender Offer, at a redemption price of $1,069.38 per $1,000 principal amount of 2019 Logistics Senior Notes, plus accrued and unpaid interest to, but not including, the redemption date. The effect of this transaction was the recognition of a $27,281 loss in the statement of comprehensive income under “Loss on bond extinguishment”, consisting of a $7,881 loss relating to the accelerated amortization of unamortized deferred finance costs, a $3,095 gain relating to the accelerated amortization of unamortized Additional 2019 Logistics Senior Notes premium and a $22,495 loss relating to tender premium fees and expenses.

      2022 Logistics Senior Notes

      On April 22, 2014, Navios Logistics and Logistics Finance (the “2022 Logistics Co-Issuers”) completed the sale of $375,000 in aggregate principal amount of senior notes due on May 1, 2022 at a fixed rate of 7.25% (the “2022 Logistics Senior Notes”). The 2022 Logistics Senior Notes are unregistered and fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Horamar do Brasil Navegação Ltda (“Horamar do Brasil”), which is deemed to be minor, and Logistics Finance, which is the co-issuer of the 2022 Logistics Senior Notes. The subsidiary guarantees are “full and unconditional” , except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Logistics Senior Notes.

      The 2022 Logistics Co-Issuers have the option to redeem the 2022 Logistics Senior Notes in whole or in part, at their option, at any time (i) before May 1, 2017, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. At any time before May 1, 2017, the 2022 Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2022 Logistics Senior Notes with the net proceeds of an equity offering at 107.250% of the principal amount of the 2022 Logistics Senior Notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the 2022 Logistics Senior Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Logistics Senior Notes will have the right to require the 2022 Logistics Co-Issuers to repurchase some or all of the 2022 Logistics Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

      The 2022 Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.

      The 2022 Logistics Co-Issuers were in compliance with the covenants as of June 30, 2014.

      The annualized weighted average interest rates of the Company's total borrowings were 7.13% and 7.81% for the three month periods ended June 30, 2014 and 2013, respectively, and 7.28% and 7.81% for the six month periods ended June 30, 2014 and 2013, respectively.

      The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of June 30, 2014, based on the repayment schedules of the respective loan facilities (as described above) and the outstanding amount due under the debt securities.
Payment due by period
June 30, 2015	$ 22,261
June 30, 2016	22,636
June 30, 2017	22,761
June 30, 2018	22,761
June 30, 2019	415,255
June 30, 2020 and thereafter	1,119,038
Total	$1,624,712